------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21959
                                  ----------------------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 5860 Ridgeway Center Parkway, Suite 330       Memphis, Tennessee    38120
--------------------------------------------------------------------------------
      (Address of principal executive offices)                     (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (901) 766-9393
                                                     ---------------------------

Date of fiscal year end:        November 30, 2008
                          ------------------------------------

Date of reporting period:       February 29, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 97.4%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 8.7%
    2,399    Advance Auto Parts, Inc.                             $     80,462
    3,552    Aeropostale, Inc.(a)                                       95,407
    1,693    Kohl's Corp.(a)                                            75,237
    1,398    Thor Industries, Inc.                                      42,611
                                                                  ------------
                                                                       293,717
                                                                  ------------
             CONSUMER STAPLES - 2.4%
    3,602    Flowers Foods, Inc.                                        81,621
                                                                  ------------

             ENERGY - 19.2%
    1,386    Anadarko Petroleum Corp.                                   88,344
    1,056    Baker Hughes, Inc.                                         71,058
    1,816    Ensco International, Inc.                                 108,669
    1,524    Helix Energy Solutions Group, Inc.(a)                      53,675
    1,819    NRG Energy, Inc.(a)                                        75,070
    1,078    Occidental Petroleum Corp.                                 83,405
    1,157    Unit Corp.(a)                                              63,809
    1,758    Valero Energy Corp.                                       101,560
                                                                  ------------
                                                                       645,590
                                                                  ------------
             FINANCIALS - 13.6%
    1,230    ACE Ltd.                                                   69,175
    1,640    Ambac Financial Group, Inc.                                18,270
    1,075    Assurant, Inc.                                             67,241
    2,503    Berkley (W.R.) Corp.                                       72,061
    3,454    CapitalSource, Inc.                                        54,711
    1,630    CIT Group, Inc.                                            36,219
      461    Franklin Resources, Inc.                                   43,505
    2,633    HCC Insurance Holdings, Inc.                               63,350
    1,404    Marshall & Ilsley Corp.                                    32,573
                                                                  ------------
                                                                       457,105
                                                                  ------------
             HEALTH CARE - 9.3%
    2,569    Endo Pharmaceuticals Holdings, Inc.(a)                     67,462
    1,645    Humana, Inc.(a)                                           112,403
    1,744    Zimmer Holdings, Inc.(a)                                  131,306
                                                                  ------------
                                                                       311,171
                                                                  ------------
             INDUSTRIALS - 17.4%
    1,058    Caterpiller, Inc.                                          76,525
    1,209    FedEx Corp.                                               106,549
    2,731    Hunt (J.B.) Transport Services, Inc.                       74,748
    1,394    Joy Global, Inc.                                           92,520

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    COMMON STOCKS - 97.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 17.4% (CONTINUED)
      607    L-3 Communications Holdings, Inc.                    $     64,518
    1,864    Norfolk Southern Corp.                                     98,587
    1,774    Oshkosh Truck Corp.                                        71,084
                                                                  ------------
                                                                       584,531
                                                                  ------------
             INFORMATION TECHNOLOGY - 14.8%
    2,993    ACI Worldwide, Inc.(a)                                     52,856
    2,030    Digital River, Inc.(a)                                     66,239
    1,287    Fiserv, Inc.(a)                                            67,722
    1,240    Harris Corp.                                               60,549
    2,444    j2 Global Communications, Inc.(a)                          52,595
    1,056    MEMC Electronic Materials, Inc.(a)                         80,552
    5,776    ON Semiconductor Corp.(a)                                  34,656
    2,668    Western Digital Corp.(a)                                   82,361
                                                                  ------------
                                                                       497,530
                                                                  ------------
             MATERIALS - 8.4%
      840    Allegheny Technologies, Inc.                               64,974
      790    Freeport-McMoRan Copper & Gold, Inc.                       79,679
    1,287    Nucor Corp.                                                83,102
    2,599    Titanium Metals Corp.                                      53,591
                                                                  ------------
                                                                       281,346
                                                                  ------------
             TELECOMMUNICATIONS SERVICES - 1.7%
    1,463    NII Holdings, Inc.(a)                                      58,125
                                                                  ------------

             UTILITIES - 1.9%
    1,072    Energen Corp.                                              64,320
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $3,693,616)                $  3,275,056
                                                                  ------------

================================================================================
   SHARES    SHORT-TERM INVESTMENTS - 2.3%                            VALUE
--------------------------------------------------------------------------------
   76,499    UMB Money Market Fiduciary, 1.51%, floating rate
              (Cost $76,499)                                      $     76,499
                                                                  ------------

             TOTAL INVESTMENT SECURITIES AT VALUE - 99.7%
              (Cost $3,770,115)                                   $  3,351,555

             OTHER ASSETS IN EXCESS OF LIABILITES - 0.3%                10,939
                                                                  ------------

             NET ASSETS - 100.0%                                  $  3,362,494
                                                                  ============

(a)  Non-income producing security.


See accompanying notes to schedule of investments.

CENTURION CHRISTIAN VALUES FUND
NOTES TO SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


1.   SECURITIES VALUATION

The Centurion Christian Values Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current Generally Accepted Accounting Principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs
o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

CENTURION CHRISTIAN VALUES FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of February 29, 2008:



            Tax cost of portfolio investments           $   3,770,115
                                                        =============

            Gross unrealized appreciation               $     192,098
            Gross unrealized depreciation                    (610,658)
                                                        -------------

            Net unrealized depreciation                 $    (418,560)
                                                        =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Centurion Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ David C. Lenoir
                           -----------------------------------------------------
                              David C. Lenoir, President


Date          April 3, 2008
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ David C. Lenoir
                           -----------------------------------------------------
                              David C. Lenoir, President


Date          April 3 , 2008
      ------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer


Date          April 3, 2008
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.